CASH FLOW STATEMENTS - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in amounts due from fellow Lloyds Banking Group undertakings	£ (1)	£ 1,116	£ 24
Change in other financial assets held at amortised cost	3,292	(9,688)	(11,832)
Change in financial assets at fair value through profit or loss	(124)	610	20,972
Change in derivative financial instruments	1,548	479	3,677
Change in other operating assets	345	627	63
Change in operating assets	5,060	(6,856)	12,904
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Assets [Line Items]
Change in amounts due from fellow Lloyds Banking Group undertakings	20,347	73,506	(48,692)
Change in other financial assets held at amortised cost	15,167	(1,815)	(5,482)
Change in financial assets at fair value through profit or loss	(2,805)	(1,021)	20,140
Change in derivative financial instruments	6,085	753	2,428
Change in other operating assets	10	239	63
Change in operating assets	£ 38,804	£ 71,662	£ (31,543)